SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2025
SHARE OPTION PLANS
Schedule of stock option activity
Activity	Number Outstanding	Exercise Price Range	Weighted-Average Exercise Price
Outstanding as of September 30, 2023	10,300,000	$0.15 – $0.20	$0.15
Granted	—	—	—
Exercised	—	—	—
Forfeited / Cancelled	—	—	—
Outstanding as of September 30, 2023 (end of year)	10,300,000	$0.15 – $0.20	$0.15
Fiscal 2024 Activity
Exercised	1,100,000	$0.15 – $0.20	—
Forfeited / Cancelled	9,200,000	—	—
Outstanding as of September 30, 2024 and 2025	—	—	—

Schedule of shares of common stock issuable upon exercise of options outstanding
Date	Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)
September 30, 2025	—	—	—
September 30, 2024	—	—	—
September 30, 2023	$0.15 – $0.20	10,300,000	0.66
September 30, 2022	$0.15 – $0.20	10,300,000	1.66